As filed with the Securities and Exchange Commission on July 27, 2007

Registration Nos. 33-54126
811-07332
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SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

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FORM N-1A

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REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

Pre-Effective Amendment No. [ ]

Post-Effective Amendment No. 61 [X]

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

Amendment No. 65 [X]

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BARCLAYS GLOBAL INVESTORS FUNDS
(Exact Name of Registrant as Specified in Charter)

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45 Fremont Street
San Francisco, CA 94105
(Address of Principal Executive Offices)

Registrant’s Telephone Number: 1-877-244-1544

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c/o State Street Bank & Trust Company
200 Clarendon Street
Boston, MA 02116
(Name and Address of Agent for Service)

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With a copy to:

Leonard A. Pierce
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109

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It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b)

[ X] on August 30, 2007 pursuant to paragraph (b)

[ ] 60 days after filing pursuant to paragraph (a)(1)

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

[ ] 75 days after filing pursuant to paragraph (a)(2)

[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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Explanatory Note

This Post-Effective Amendment No. 61 under the Securities Act of 1933, as amended (the “1933 Act”) (Amendment No. 65 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to the registration statement on Form N-1A (the “Registration Statement”) of Barclays Global Investors Funds (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the 1933 Act solely for the purpose of delaying, until August 30, 2007, the effectiveness of Post-Effective Amendment No. 60 under the 1933 Act (Amendment No. 64 under the 1940 Act) to the Registrant’s Registration Statement, filed on June 1, 2007 pursuant to paragraph (a) of Rule 485 under the 1933 Act. This Post-Effective Amendment No. 61 incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 60 to the Registrant’s Registration Statement.

 PART C

OTHER INFORMATION

Amendment No. 61

Item 23. Exhibits

Exhibit  Description
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(a)  Amended and Restated Agreement and Declaration of Trust, dated November 17, 2006, is incorporated herein by reference to Barclays Global Investors Funds’ (the “Registrant”) Post-Effective Amendment No. 59, filed April 30, 2007 (“PEA No. 59”).

(b)  Amended and Restated By-Laws, dated November 17, 2006, are incorporated herein by reference to PEA No. 59.

(c)  Not applicable.

(d)  Not applicable.

(e)(1)  Distribution Agreement between Registrant and SEI Investments Distribution Co. (“SEI”) on behalf of the Funds, dated March 31, 2003, is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 42, filed May 1, 2003.

(e)(2)  Amended Schedule I, effective May 17, 2007, to the Distribution Agreement between Registrant and SEI is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 60, filed June 1, 2007 (“PEA No. 60”).

(f)  Not applicable.

(g)(1)  Custody Agreement between Registrant and Investors Bank & Trust Company (“IBT”)1 on behalf of the Funds, dated October 21, 1996, is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 22, filed July 30, 1999 (“PEA No. 22”).

(g)(2)  Amendment to Custody Agreement, effective September 1, 2004, between Registrant and IBT1 is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 57, filed March 2, 2006 (“PEA No. 57”).

(g)(3)  Amendment to Custody Agreement, effective January 1, 2006, between Registrant and IBT1 is incorporated herein by reference to PEA No. 59.

(h)(1)  Transfer Agency and Service Agreement between Registrant and IBT1 on behalf of the Funds, dated February 27, 1998, is incorporated herein by reference to PEA No. 22.

(h)(2)  Amendment to Transfer Agency and Service Agreement, effective June 1, 2001, between Registrant and IBT1 is incorporated herein by reference to PEA No. 57.

(h)(3)  Amendment to Transfer Agency and Service Agreement, effective September 1, 2004, between Registrant and IBT1 is incorporated herein by reference to PEA No. 57.

(h)(4)  Amendment to Transfer Agency and Service Agreement, dated July 8, 2005, between Registrant and IBT1 is incorporated herein by reference to PEA No. 57.

(h)(5)  Amendment to Transfer Agency and Service Agreement, effective January 1, 2006, between Registrant and IBT1 is incorporated herein by reference to PEA No. 59.

(h)(6)  Amended and Restated Shareholder Servicing Plan, with respect to only the Funds and their relevant classes as listed in Schedule 1 thereto, initially adopted on November 27, 2001, is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 58, filed April 28, 2006 (“PEA No. 58”).

(h)(7)  Amended and Restated Shareholder Servicing and Processing Plan, with respect to only the Trust Class Shares of the Funds listed in Schedule 1 thereto, is incorporated herein by reference to PEA No. 58.

(h)(8)(A) Amended and Restated Administration Agreement between Registrant and Barclays Global Investors, N.A. (“BGI”), dated May 1, 2006, is incorporated by reference to PEA No. 58.

(h)(8)(B) Amended Schedule A, effective May 17, 2007, to the Amended and Restated Administration Agreement between the Registrant and BGI are incorporated by reference to PEA No. 60.

(h)(9)  Master Administration Fee Waiver Agreement between Registrant and BGI, dated September 1, 2006, is incorporated herein by reference to PEA No. 59.

(h)(10)  Sub-Administration Agreement among Registrant, BGI, and IBT1 on behalf of the Funds, dated October 21, 1996, is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 14, filed June 30, 1997.

(h)(11)  Amendment to Sub-Administration Agreement, effective December 31, 2002, among Registrant, BGI and IBT1 is incorporated herein by reference to PEA No. 57.

(h)(12)  Amendment to Sub-Administration Agreement, effective September 1, 2004, among Registrant, BGI and IBT1 is incorporated herein by reference to PEA No 58.

(h)(13)  Amendment to Sub-Administration Agreement, effective January 1, 2006, among Registrant, BGI and IBT1 is incorporated herein by reference to PEA No. 59.

(h)(14)  Amendment to Sub-Administration Agreement, effective January 1, 2007, among Registrant, BGI and IBT1 is incorporated herein by reference to PEA No. 59.

(h)(15)  Revised Master Fee Schedule, dated January 1, 2006, to each of the Sub-Administration, Custody and Transfer Agency and Service Agreements between Registrant and IBT is incorporated herein by reference to PEA No. 59.

(h)(16) Service Agreement between Registrant and Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”) on behalf of the Funds, dated December 31, 1997, is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 15, filed June 30, 1998 (“PEA No. 15”).

(h)(17)  Financial Services Agreement between Registrant and Merrill Lynch on behalf of the Funds, dated December 31, 1997, is incorporated herein by reference to PEA No. 15.

(h)(18)  License Agreement, dated January 1, 2003, between Standard & Poor’s and BGI is incorporated herein by reference to PEA No. 57.

(h)(19)  Securities Lending Agency Agreement, dated April 2, 2007, between Registrant and BGI is incorporated herein by reference to PEA No. 59.

(h)(20)  Independent Expense Waiver Agreement among Registrant, Master Investment Portfolio (“MIP”), BGI and Barclays Global Fund Advisors (“BGFA”), dated April 12, 2007, is incorporated herein by reference to PEA No. 59.

(h)(21)  Form of Bank Agency Agreement between Registrant and SEI is incorporated herein by reference to PEA No. 59.

(h)(22)  Form of Sub-Distribution Agreement between Registrant and SEI is incorporated herein by reference to PEA No. 59.

(i)  Consent of Counsel (Wilmer Cutler Pickering Hale and Dorr LLP) is filed herewith.

(j)  Consent of Independent Registered Public Accounting Firm (PricewaterhouseCoopers LLP) is filed herewith.

(k)  Not applicable.

(l)  Not applicable.

(m)  Distribution Plan, dated March 2, 2005, is incorporated herein by reference to PEA No. 57.

(n)  Amended and Restated Rule 18f-3 Multi-Class Plan, dated May 17, 2007, is incorporated herein by reference to PEA No 60.

(p)(1)  Joint Code of Ethics of Registrant and MIP, dated June 1, 2005, is incorporated herein by reference to PEA No. 57.

(p)(2)  Code of Ethics of BGFA, dated June 1, 2005, is incorporated herein by reference to PEA No. 57.

(p)(3)  Code of Ethics of SEI, dated January 2004, is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 56, filed April 29, 2005.

(q)(1)  Powers of Attorney for Mary G. F. Bitterman, Lee T. Kranefuss and Leo Soong are incorporated herein by reference to PEA No. 57.

(q)(2)  Powers of Attorney for A. John Gambs and Wendy Paskin-Jordan are incorporated herein by reference to PEA No 58.

Item 24. Persons Controlled by or Under Common Control with Registrant

The chart below identifies persons who, as of April 2, 2007, are controlled by or who are under common control with a Fund (or Fund class). For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to “control” such company. Each of the companies listed below is organized under the laws of the State of Delaware.

Fund or Fund Class	Person Controlled by or under Common Control with the Registrant	Percentage of Voting Securities
LifePath 2020 Portfolio®	Active Stock Master Portfolio 45 Fremont Street San Francisco, CA 94105	32%
LifePath 2030 Portfolio®	Active Stock Master Portfolio 45 Fremont Street San Francisco, CA 94105	28%
Bond Index Fund	Bond Index Master Portfolio 45 Fremont Street San Francisco, CA 94105	100%
LifePath 2010 Portfolio®	CoreAlpha Bond Master Portfolio 45 Fremont Street San Francisco, CA 94105	31%
LifePath 2020 Portfolio®	CoreAlpha Bond Master Portfolio 45 Fremont Street San Francisco, CA 94105	36%
Government Money Market Fund	Government Money Market Master Portfolio 45 Fremont Street San Francisco, CA 94105	100%
Treasury Money Market Fund	Treasury Money Market Master Portfolio 45 Fremont Street San Francisco, CA 94105	100%
Institutional Money Market Fund	Money Market Master Portfolio 45 Fremont Street San Francisco, CA 94105	84%
LifePath® Retirement Portfolio	LifePath Retirement Master Portfolio 45 Fremont Street San Francisco, CA 94105	43%
LifePath 2010 Portfolio®	LifePath 2010 Master Portfolio 45 Fremont Street San Francisco, CA 94105	50%
LifePath 2030 Portfolio®	LifePath 2030 Master Portfolio 45 Fremont Street San Francisco, CA 94105	50%
LifePath 2040 Portfolio®	LifePath 2040 Master Portfolio 45 Fremont Street San Francisco, CA 94105	50%
Prime Money Market Fund	Prime Money Market Master Portfolio 45 Fremont Street San Francisco, CA 94105	87%

Item 25. Indemnification.

Section 10.02 of the Registrant’s Amended and Restated Agreement and Declaration of Trust provides:

(a) Subject to the exceptions and limitations contained in paragraph (b) below: (i) every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a “Covered Person”) shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit, or proceeding in which he or she becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him or her in the settlement thereof; and (ii) the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits, or proceedings (civil, criminal, or other, including appeals), actual or threatened, while in office or thereafter, and the words “liability” and “expenses” shall include, without limitation, attorney’s fees, costs, judgments, amounts paid in settlement, fines, penalties, and other liabilities.

(b) No indemnification shall be provided hereunder to a Covered Person: (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office: (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who neither are Interested Persons of the Trust nor are parties to the matter based upon a review of readily-available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily-available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder, by appropriate legal proceedings, may challenge any such determination by the Trustees or by independent counsel.

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors, and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(d) To the maximum extent permitted by applicable law, expenses in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 10.02 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of any undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it ultimately is determined that he or she is not entitled to indemnification under this Section 10.02; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking; (b) the Trust is insured against losses arising out of any such advance payments; or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily-available facts (as opposed to a trial-type inquiry or full investigation), that there is a reason to believe that such Covered Person will be found entitled to indemnification under this Section 10.02.

Item 26. Business and Other Connections of Investment Adviser.

The Funds currently do not retain an investment adviser. The MIP Master Portfolio in which a given Fund invests is advised by BGFA, a wholly-owned subsidiary of BGI, located at 45 Fremont Street, San Francisco, California
94105. BGFA’s business is that of a registered investment adviser to certain open-end, management investment companies and various other institutional investors.

The directors and officers of BGFA consist primarily of persons who during the past two years have been active in the investment management business. Each of the directors and executive officers of BGFA will also have substantial responsibilities as directors and/or officers of BGI. Information as to the executive officers and directors of BGFA is included in its Form ADV initially filed with the SEC (File No. 801-22609) on November 15, 1984, and updated thereafter, and is incorporated herein by reference.

Item 27. Principal Underwriters.

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

Registrant’s distributor, SEI (the “Distributor”), acts as distributor for:

SEI Daily Income Trust	HighMark Funds
SEI Liquid Asset Trust	iShares, Inc.
SEI Tax Exempt Trust	CNI Charter Funds
SEI Index Funds	Oak Associates Funds
SEI Institutional Managed Trust	iShares Trust
SEI Institutional International Trust	Johnson Family Funds, Inc.
The Advisors’ Inner Circle Fund	Causeway Capital Management Trust
The Advisors’ Inner Circle Fund II	The Japan Fund, Inc.
Bishop Street Funds	The Arbitrage Funds
SEI Asset Allocation Trust	The Turner Funds
SEI Institutional Investments Trust	ProShares Trust

Community Reinvestment Act Qualified Investment Fund

The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services and automated execution, clearing and settlement of securities transactions.

(b) Furnish the information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Name	Positions and Offices with Underwriter	Positions and Offices with Registrant
William M. Doran	Director	--
Edward D. Loughlin	Director	--
Wayne M. Withrow	Director	--
Kevin Barr	President & Chief Executive Officer	--
Maxine Chou	Chief Financial Officer & Treasurer	--
Thomas Rodman	Chief Operations Officer	--
John Munch	General Counsel & Secretary	--
Karen LaTourette	Chief Compliance Officer, Anti-Money Laundering Officer & Assistant Secretary	--
Mark J. Held	Senior Vice President	--
Lori L. White	Vice President & Assistant Secretary	--
Robert Silvestri	Vice President	--
John Coary	Vice President & Assistant Secretary	--
Michael Farrell	Vice President	--
Al DelPizzo	Vice President	--
Mark McManus	Vice President	--

(c) Not applicable.

Item 28. Location of Accounts and Records.

(a) The Registrant maintains accounts, books and other documents required by Section 31(a) of the 1940 Act and the rules thereunder (collectively, “Records”) at the offices of State Street Bank & Trust Company (“State Street”), 200 Clarendon Street, Boston, Massachusetts 02116.

(b) BGFA and BGI maintain all Records relating to their services as adviser to the MIP Master Portfolios and administrator, respectively, at 45 Fremont Street, San Francisco, California 94105.

(c) SEI maintains all Records relating to its services as distributor at One Freedom Valley Drive, Oaks, Pennsylvania 19456.

(d) State Street maintains all Records relating to its services as sub-administrator, transfer agent and custodian at 200 Clarendon Street, Boston, Massachusetts 02116.

Item 29. Management Services.

Other than as set forth under the caption “Management” in the Statements of Additional Information constituting Part B of this Registration Statement, the Registrant is not a party to any management-related service contract.

Item 30. Undertakings.

Not applicable.
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1  On July 2, 2007, State Street Corporation acquired Investors Financial
    Services Corporation, the parent company of IBT which provides administrative, custodial and transfer agency services for the Funds.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 61 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of San Francisco, State of California on the 27th day of July, 2007.

BARCLAYS GLOBAL INVESTORS FUNDS

By: /s/ H. Michael Williams
H. Michael Williams
President and Chief Executive Officer

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 61 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ H. Michael Williams	President and Chief Executive Officer	July 27, 2007
H. Michael Williams

/s/ Geoffrey D. Flynn	Treasurer and Chief Financial Officer	July 27, 2007
Geoffrey D. Flynn

*_______________________	Trustee	July 27, 2007
Mary G.F. Bitterman

**_______________________	Trustee	July 27, 2007
A. John Gambs

* ______________________	Chairman and Trustee	July 27, 2007
Lee T. Kranefuss

**_______________________	Trustee	July 27, 2007
Wendy Paskin-Jordan

* ______________________	Trustee	July 27, 2007
Leo Soong

By: /s/ Michael A. Latham
Michael A. Latham *, **
__________________
* As Attorney-in-Fact pursuant to the power of attorney as filed on March 2, 2006.
** As Attorney-in-Fact pursuant to the power of attorney as filed on April 28, 2006.

SIGNATURES

This Registration Statement contains certain disclosures regarding series of the Master Investment Portfolio (the “Trust”). The Trust has, subject to the next sentence, duly caused this Registration Statement on Form N-1A of Barclays Global Investors Funds (the “Registrant”) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco and the State of California on July 27, 2007. The Trust is executing this Registration Statement only in respect of the disclosures contained herein specifically describing the Trust and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.

BARCLAYS GLOBAL INVESTORS FUNDS

By: /s/ H. Michael Williams
H. Michael Williams
President and Chief Executive Officer

This Registration Statement on Form N-1A of the Registrant has been signed below by the following persons, solely in the capacities indicated and subject to the next sentence on July 27, 2007. Each of the following persons is signing this Registration Statement only in respect of the disclosures contained herein specifically describing the Trust and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.

Signature	Title	Date

/s/ H. Michael Williams	President and Chief Executive Officer	July 27, 2007
H. Michael Williams

/s/ Geoffrey D. Flynn	Treasurer and Chief Financial Officer	July 27, 2007
Geoffrey D. Flynn

*_______________________	Trustee	July 27, 2007
Mary G.F. Bitterman

**_______________________	Trustee	July 27, 2007
A. John Gambs

* ______________________	Chairman and Trustee	July 27, 2007
Lee T. Kranefuss

**_______________________	Trustee	July 27, 2007
Wendy Paskin-Jordan

* ______________________	Trustee	July 27, 2007
Leo Soong

By: /s/ Michael A. Latham
Michael A. Latham *, **
__________________
* As Attorney-in-Fact pursuant to the power of attorney as filed on March 2, 2006.
** As Attorney-in-Fact pursuant to the power of attorney as filed on April 28, 2006.

EXHIBIT INDEX

(i) Consent of Wilmer Cutler Pickering Hale and Dorr LLP

(j) Consent of PricewaterhouseCoopers LLP